UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-03657

Deutsche State Tax-Free Income Series

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	08/31

Date of reporting period:	2/28/2017

ITEM 1.	REPORT TO STOCKHOLDERS

February 28, 2017

Semiannual Report
to Shareholders

Deutsche California Tax-Free Income Fund

Contents

3 Letter to Shareholders

5 Performance Summary

8 Portfolio Management Team

9 Portfolio Summary

13 Investment Portfolio

25 Statement of Assets and Liabilities

26 Statement of Operations

27 Statement of Cash Flows

28 Statements of Changes in Net Assets

29 Financial Highlights

32 Notes to Financial Statements

42 Information About Your Fund's Expenses

44 Advisory Agreement Board Considerations and Fee Evaluation

49 Account Management Resources

51 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the fund's gains or losses. Although the fund seeks income that is exempt from California and federal income taxes, a portion of the fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

America’s economic expansion, now in its eighth year, continues. Much of the damage from the Great Recession appears to have been repaired, and growth, while not spectacular, has been sufficient to support a stronger labor market.

How long can this last? Our economists generally expect the economy to continue performing well this year. The labor markets should firm a bit further, and underlying inflation is edging closer to target.

Against this backdrop, the U.S. stock markets have set a series of record highs — thanks, in part, to expectations for a boost from Washington. The challenge is that the new administration is still finding its footing. So, while some combination of tax cuts, regulatory reforms, and spending increases in infrastructure and defense seems likely, the timing of implementation is unclear. It remains to be seen how the President’s legislative agenda will translate into tangible results after running the gauntlet of political procedure and bargaining.

We invite you to stay abreast of that process — and our economists’ take on the impact for the markets and investors — by visiting deutschefunds.com. The "Insights" section of our Web site offers up-to-date views on the global and domestic economies and the implications for each asset class.

Thank you, as always, for allowing us to serve your investment needs.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Performance Summary February 28, 2017 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/17
Unadjusted for Sales Charge	–3.66%	–0.61%	3.30%	4.27%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–6.31%	–3.34%	2.72%	3.98%
Bloomberg Barclays Municipal Bond Index†	–2.80%	0.25%	3.07%	4.28%
Average Annual Total Returns as of 12/31/16 (most recent calendar quarter end)
Unadjusted for Sales Charge		–0.58%	3.99%	4.22%
Adjusted for the Maximum Sales Charge (max 2.75% load)		–3.31%	3.41%	3.93%
Bloomberg Barclays Municipal Bond Index†		0.25%	3.28%	4.25%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/17
Unadjusted for Sales Charge	–3.92%	–1.38%	2.52%	3.47%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–4.87%	–1.38%	2.52%	3.47%
Bloomberg Barclays Municipal Bond Index†	–2.80%	0.25%	3.07%	4.28%
Average Annual Total Returns as of 12/31/16 (most recent calendar quarter end)
Unadjusted for Sales Charge		–1.35%	3.21%	3.42%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–1.35%	3.21%	3.42%
Bloomberg Barclays Municipal Bond Index†		0.25%	3.28%	4.25%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/17
No Sales Charges	–3.55%	–0.50%	3.52%	4.49%
Bloomberg Barclays Municipal Bond Index†	–2.80%	0.25%	3.07%	4.28%
Average Annual Total Returns as of 12/31/16 (most recent calendar quarter end)
No Sales Charges		–0.21%	4.24%	4.46%
Bloomberg Barclays Municipal Bond Index†		0.25%	3.28%	4.25%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2016 are 0.92%, 1.69% and 0.78% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

A portion of the Fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche California Tax-Free Income Fund — Class A ■ Bloomberg Barclays Municipal Bond Index†

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Bloomberg Barclays Municipal Bond Index is an unmanaged, market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S
Net Asset Value
2/28/17	$ 7.46	$ 7.41	$ 7.44
8/31/16	$ 7.87	$ 7.81	$ 7.85
Distribution Information as of 2/28/17
Income Dividends, Six Months	$ .12	$ .09	$ .13
Capital Gain Distributions	$ .0002	$ .0002	$ .0002
February Income Dividend	$ .0204	$ .0160	$ .0218
SEC 30-day Yield††	1.68%	.98%	1.97%
Tax Equivalent Yield††	3.42%	2.00%	4.01%
Current Annualized Distribution Rate (Based on Net Asset Value)††	3.28%	2.59%	3.52%

†† The SEC yield is net investment income per share earned over the month ended February 28, 2017, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 1.63%, 0.91% and 1.80% for Class A, Class C and Class S shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund's yield and a marginal income tax rate of 50.93% (combined California state and federal income tax rate). Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on February 28, 2017. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 3.23%, 2.52% and 3.35% for Class A, Class C and Class S shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Management Team

Ashton P. Goodfield, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.

— Joined Deutsche Asset Management in 1986.

— Co-Head of Municipal Bonds.

— BA, Duke University.

Michael J. Generazo, Director

— Co-Lead Portfolio Manager of the fund. Began managing the fund in 2010.

— Joined Deutsche Asset Management in 1999.

— BS, Bryant College; MBA, Suffolk University.

Matthew J. Caggiano, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 1999.

— Joined Deutsche Asset Management in 1989.

— BS, Pennsylvania State University; MS, Boston College.

Portfolio Summary (Unaudited)

Investment Portfolio as of February 28, 2017 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.0%
California 98.4%
Alameda County, CA, Industrial Development Authority Revenue, JMS Family Partnership, Series A, AMT, 0.69%*, 10/1/2025, LOC: Wells Fargo Bank NA	3,630,000	3,630,000
Alameda County, CA, Industrial Development Authority, PlyProperties Project, Series A, AMT, 0.7%*, 5/1/2027, LOC: Wells Fargo Bank NA	210,000	210,000
Alameda, CA, Corridor Transportation Authority:
Series B, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,403,788
Series B, 5.0%, 10/1/2036, INS: AGMC	1,050,000	1,174,635
Series B, 5.0%, 10/1/2037, INS: AGMC	500,000	558,055
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017, INS: AGMC	1,455,000	1,448,263
Series C, Zero Coupon, 9/1/2018, INS: AGMC	1,000,000	979,620
Series A, 6.0%, 9/1/2024, INS: AGMC	3,500,000	4,225,025
Anaheim, CA, Redevelopment Agency Tax Allocation, Merged Redevelopment Project Area, Series A, 5.0%, 2/1/2025, INS: AGMC	5,000,000	5,175,100
Big Bear Lake, CA, Water Revenue, 6.0%, 4/1/2022, INS: NATL	11,890,000	13,070,439
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019, INS: AMBAC	4,000,000	3,834,920
California, Alum Rock Union Elementary School District, Election of 2012, Series A, 5.5%, 8/1/2034	5,000,000	5,952,450
California, Coast Community College District, Election of 2012, Series A, 5.0%, 8/1/2038	11,185,000	12,622,496
California, Eastern Municipal Water District Financing Authority, Water & Wastewater Revenue, Series B, 4.0%, 7/1/2034	11,030,000	11,564,514
California, Eastern Municipal Water District, Water & Wastewater Revenue:
Series A, 5.0%, 7/1/2037	2,755,000	3,174,201
Series A, 5.0%, 7/1/2038	1,930,000	2,221,990
Series A, 5.0%, 7/1/2039	2,025,000	2,329,580
California, Educational Facilities Authority Revenue, Pitzer College, 6.0%, 4/1/2040	10,000,000	11,325,200
California, EL Dorado Irrigation District Revenue:
Series C, 4.0%, 3/1/2034	5,000,000	5,215,300
Series C, 5.0%, 3/1/2032	2,750,000	3,202,567
Series A, 5.0%, 3/1/2034, INS: AGMC	3,000,000	3,368,640
Series C, 5.0%, 3/1/2035	1,550,000	1,778,609
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue, Series A, 5.75%, 1/15/2046	12,500,000	14,285,625
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2040	5,000,000	5,541,150
California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, 5.25%, 8/1/2033	7,425,000	8,591,690
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, Prerefunded, 6.0%, 7/1/2039	4,000,000	4,461,680
California, Health Facilities Financing Authority Revenue, Providence Health & Services:
Series B, 5.5%, 10/1/2039	2,500,000	2,721,200
Series C, Prerefunded, 6.5%, 10/1/2033	2,000,000	2,177,740
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,767,298
California, Los Rios Community College District, Election of 2008, Series A, 5.0%, 8/1/2035	10,000,000	11,035,900
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	6,820,000	9,469,229
California, Marin Water District Financing Authority Revenue, Series A, Prerefunded, 5.0%, 7/1/2035	2,830,000	3,187,118
California, Mount San Antonio Community College District, Election of 2008, Series 2013A, 5.0%, 8/1/2034	8,520,000	9,657,846
California, Ohlone Community College District, Series C, 4.0%, 8/1/2041	6,115,000	6,318,813
California, Palomar Health, Series B, 4.0%, 8/1/2036	5,085,000	5,189,090
California, Public Finance Authority Revenue, Henry Mayo Newhall Hospital:
5.0%, 10/15/2037	740,000	793,125
5.0%, 10/15/2047	2,650,000	2,816,367
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, Prerefunded, 7.2%, 8/1/2039	10,000,000	10,279,300
California, San Mateo Foster City School District, Election of 2015, Series A, 4.0%, 8/1/2040	7,680,000	7,946,573
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.0%, 9/1/2036	5,000,000	5,540,050
California, State Department of Water Resources Revenue, Center Valley Project, Water Systems:
Series AV, 4.0%, 12/1/2033	6,900,000	7,333,320
Series AV, 4.0%, 12/1/2035	5,355,000	5,642,992
Series AH, Prerefunded, 5.25%, 12/1/2035	1,555,000	1,785,296
California, State Educational Facilities Authority Revenue, Pepperdine University, 5.0%, 9/1/2040	2,335,000	2,653,331
California, State General Obligation:
Series A, 0.6%*, 5/1/2040, LOC: Royal Bank of Canada	1,000,000	1,000,000
5.0%, 2/1/2033	12,000,000	13,494,360
5.0%, 8/1/2034	5,000,000	5,719,450
5.0%, 4/1/2037	5,000,000	5,612,000
5.0%, 2/1/2043	5,000,000	5,582,150
5.0%, 3/1/2045	6,000,000	6,739,620
5.25%, 9/1/2030	10,000,000	11,436,200
5.25%, 9/1/2032	4,000,000	4,559,640
5.25%, 10/1/2032	15,000,000	17,135,400
5.25%, 4/1/2035	8,000,000	9,082,320
6.25%, 11/1/2034	10,000,000	11,322,400
6.5%, 4/1/2033	14,610,000	16,274,079
California, State General Obligation, Various Purposes:
6.0%, 4/1/2038	7,450,000	8,221,596
6.0%, 11/1/2039	10,000,000	11,256,800
California, State Green Bonds, 5.0%, 10/1/2037	3,500,000	3,982,195
California, State Health Facilities Financing Authority Revenue, Children's Hospital, Series C, 0.63%*, 11/1/2038, GTY: Children's Healthcare of California, LOC: U.S. Bank NA	470,000	470,000
California, State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children's Hospital, Series A, 5.0%, 8/15/2043	3,480,000	3,829,844
California, State Health Facilities Financing Authority Revenue, Scripps Health, Series A, 5.0%, 11/15/2032	1,000,000	1,121,360
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group:
Series B, 5.0%, 11/15/2034	2,560,000	2,928,205
Series B, 5.0%, 11/15/2035	1,000,000	1,140,250
Series A, 5.0%, 8/15/2043	3,750,000	4,185,112
California, State Municipal Finance Authority Revenue, Chevron U.S.A., Inc. Project, Recovery Zone Bonds, Series B, 0.5%*, 11/1/2035, GTY: Chevron Corp.	20,000	20,000
California, State Municipal Finance Authority Revenue, NorthBay Healthcare, Series A, 5.25%, 11/1/2047	1,065,000	1,145,195
California, State Pollution Control Financing Authority, Poll Control Revenue, Pacific Gas & Electric Co., Series B, AMT, 0.6%*, 11/1/2026, LOC: Canadian Imperial Bank	3,600,000	3,600,000
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	10,000,000	11,256,900
California, State Public Works Board, Lease Revenue, Capital Projects:
Series I, 5.5%, 11/1/2033	5,400,000	6,386,796
Series G-1, 5.75%, 10/1/2030	5,500,000	6,077,445
Series I-1, Prerefunded, 6.375%, 11/1/2034	3,000,000	3,421,350
California, State Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, Series G, 5.25%, 9/1/2033	7,540,000	8,842,535
California, State University Revenue:
Series A, 5.0%, 11/1/2033 (a)	8,000,000	9,397,840
Series A, 5.0%, 11/1/2037	8,000,000	8,916,160
Series A, 5.0%, 11/1/2039	2,000,000	2,272,320
California, Statewide Communities Development Authority Revenue, American Baptist Homes West, 6.25%, 10/1/2039, GTY: American Baptist Foundation	7,000,000	7,634,340
California, Statewide Communities Development Authority Revenue, Cottage Health Obligation Group, 5.25%, 11/1/2030	6,000,000	6,552,120
California, Statewide Communities Development Authority Revenue, Covenant Retirement Communities, Inc., Series C, 5.625%, 12/1/2036	2,500,000	2,788,450
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 144A, 5.0%, 12/1/2041	5,000,000	5,225,800
California, Statewide Communities Development Authority Revenue, Sutter Health, Series A, 6.0%, 8/15/2042	10,340,000	11,776,950
California, Sweetwater Union High School District, 5.0%, 8/1/2035	5,000,000	5,673,050
California, Washington Township Health Care District, Election of 2004, Series B, 5.5%, 8/1/2038	4,000,000	4,701,840
California, West Contra Costa Unified School District, Series A, 5.0%, 8/1/2035	4,250,000	4,814,272
California, West Contra Costa Unified School District, Election of 2012, Series A, 5.5%, 8/1/2039	10,000,000	11,666,900
Carson, CA, Redevelopment Housing Agency, Tax Allocation, Series A, 5.25%, 10/1/2036	2,710,000	2,986,962
Cerritos, CA, Community College District, Series A, 5.0%, 8/1/2039	4,355,000	4,915,358
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	1,535,000	1,782,703
Cupertino, CA, Union School District, Election of 2012:
Series B, 5.0%, 8/1/2034	1,000,000	1,159,620
Series B, 5.0%, 8/1/2035	2,305,000	2,666,193
Series B, 5.0%, 8/1/2036	1,140,000	1,315,321
Dry Creek, CA, School District General Obligation, Joint Elementary School District, Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	1,245,447
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series C, 5.0%, 6/1/2044	5,000,000	5,714,250
Escondido, CA, School District General Obligation, Unified High School District, ETM, Zero Coupon, 11/1/2020, INS: NATL	7,000,000	6,654,060
Foothill, CA:
ETM, Zero Coupon, 1/1/2018, INS: AGC, AGMC	10,000,000	9,940,500
ETM, Zero Coupon, 1/1/2020, INS: AGC, AGMC	10,000,000	9,660,300
Garden Grove, CA, Unified School District, Election of 2010, Series C, 5.25%, 8/1/2037	2,500,000	2,862,575
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,435,000	1,634,666
Long Beach, CA, Unified School District:
5.0%, 8/1/2032	5,245,000	5,970,016
Series E, 5.0%, 8/1/2040	4,460,000	5,136,091
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, Series A, 5.0%, 6/1/2030	2,000,000	2,394,440
Los Angeles, CA, Community College District, 4.0%, 8/1/2037	6,000,000	6,293,040
Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2040	8,900,000	9,932,934
Series A, 5.25%, 5/15/2039	5,000,000	5,421,950
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,756,711
Series B, AMT, 5.0%, 5/15/2035	750,000	841,680
Series B, AMT, 5.0%, 5/15/2036	1,200,000	1,342,668
Series A, 5.0%, 5/15/2040	15,000,000	16,596,450
Los Angeles, CA, Department of Water & Power Revenue:
Series B, 5.0%, 7/1/2036	6,225,000	7,164,477
Series B, 5.0%, 7/1/2038	7,000,000	8,033,060
Los Angeles, CA, Department of Water & Power Revenue, Power System, Series B, 5.0%, 7/1/2043	1,250,000	1,407,663
Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Series A, 5.0%, 7/1/2036	2,500,000	2,828,025
Los Angeles, CA, Harbor Department:
Series A, AMT, 5.0%, 8/1/2035	6,000,000	6,666,720
Series A, AMT, 5.0%, 8/1/2044	10,000,000	10,986,800
Los Angeles, CA, Harbor Department, Green Bonds, Series C, 4.0%, 8/1/2039	7,000,000	7,250,320
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue, Real Property, Series B, 5.0%, 11/1/2031	10,000,000	11,704,900
Los Angeles, CA, Pollution Control Revenue, ETM, 6.0%, 6/1/2021, INS: NATL	2,000,000	2,388,900
Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034	7,540,000	8,179,543
Los Angeles, CA, Wastewater System Revenue, Series D, 5.0%, 6/1/2033	7,000,000	8,083,460
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Series A, 5.0%, 6/1/2035	4,000,000	4,584,320
Modesto, CA, Irrigation District Electric Revenue, 5.0%, 10/1/2033	1,255,000	1,439,159
Mount Diablo, CA, Unified School District, Election of 2010, Series E, 5.0%, 6/1/2037	4,000,000	4,542,000
Northern California, Power Agency, Hydroelectric Project No. 1, Series A, 5.0%, 7/1/2031	1,100,000	1,241,383
Orange County, CA, Community Facilities District No. 2016-1, Esencia Village, Series A, 5.0%, 8/15/2041	6,545,000	6,997,783
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019, INS: AGMC	1,420,000	1,367,105
Pasadena, CA, Certificates Participation, Series A, 0.63%*, 2/1/2035, LOC: Bank of America NA	350,000	350,000
Pittsburg, CA, Redevelopment Agency Tax Allocation, Los Medanos Community Project, Series A, Prerefunded, 6.5%, 9/1/2028	10,000,000	10,849,600
Port of Oakland, CA, Series 0, AMT, 5.125%, 5/1/2030	1,500,000	1,644,210
Rancho, CA, Water District Community Facilities District No. 89-5, Special Tax, 0.6%*, 9/1/2028, LOC: Wells Fargo Bank NA	1,000,000	1,000,000
Rancho, CA, Water District Financing Authority:
Series A, 5.0%, 8/1/2027, INS: FGIC	220,000	223,815
Series A, Prerefunded, 5.0%, 8/1/2027, INS: FGIC	2,280,000	2,322,636
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017, INS: NATL	1,635,000	1,629,572
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	5,000,000	5,605,550
Sacramento County, CA, Airport Systems Revenue:
Series B, 5.0%, 7/1/2041	3,920,000	4,374,994
Series B, 5.75%, 7/1/2039	2,500,000	2,641,925
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Series A, 5.0%, 12/1/2044	7,465,000	8,431,941
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41, Series B, 1.194%**, 6/1/2039, INS: NATL	10,000,000	8,086,500
Sacramento, CA, Municipal Utility District:
Series U, 5.0%, 8/15/2026, INS: AGMC	1,605,000	1,696,838
Series U, Prerefunded, 5.0%, 8/15/2026, INS: AGMC	1,010,000	1,072,075
Series U, 5.0%, 8/15/2028, INS: AGMC	1,255,000	1,325,669
Series U, Prerefunded, 5.0%, 8/15/2028, INS: AGMC	790,000	838,553
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020, INS: AMBAC	3,510,000	3,811,158
San Bernardino, CA, County General Obligation, Medical Center Financing Project, 5.5%, 8/1/2017, INS: NATL	595,000	606,894
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2017, INS: AGMC	1,000,000	997,070
Zero Coupon, 8/1/2019, INS: AGMC	1,100,000	1,062,292
San Diego County, CA, Certificates of Participation, County Administration Center Waterfront Park, 5.125%, 2/1/2042	5,000,000	5,529,600
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2038	1,500,000	1,629,570
San Diego County, CA, Water Authority:
5.0%, 5/1/2034	7,920,000	9,092,239
Series B, 5.0%, 5/1/2034	3,000,000	3,496,320
San Diego County, CA, Water Authority Revenue, Green Bonds, Series A, 5.0%, 5/1/2032	5,000,000	5,884,400
San Diego, CA, Community College District, Election of 2002, 5.0%, 8/1/2032	1,000,000	1,159,100
San Diego, CA, Unified School District, Series 1, 4.0%, 7/1/2032	7,000,000	7,478,030
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2039	5,375,000	5,875,251
Series A, AMT, 5.5%, 5/1/2028	6,000,000	6,948,240
Series E, 6.0%, 5/1/2039	15,000,000	16,554,750
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,308,677
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	2,931,927
San Francisco, CA, Bay Area Rapid Transit District:
4.0%, 7/1/2034	2,500,000	2,649,950
4.0%, 7/1/2035	1,500,000	1,581,300
Series A, 5.0%, 7/1/2036	1,500,000	1,704,885
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 4.0%, 11/1/2036	4,000,000	4,159,440
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment, Series C, Prerefunded, 6.75%, 8/1/2041	1,000,000	1,209,650
San Joaquin Hills, CA, Toll Road Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2018, INS: NATL	2,640,000	2,574,132
Series A, Zero Coupon, 1/15/2019, INS: NATL	3,185,000	3,008,487
San Jose, CA, Evergreen Community College District, Election of 2010:
Series A, 5.0%, 8/1/2035	2,100,000	2,384,550
Series A, 5.0%, 8/1/2037	3,760,000	4,269,480
Series A, 5.0%, 8/1/2041	6,500,000	7,380,750
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020, INS: NATL	675,000	744,012
San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: Build America Mutual	3,625,000	4,130,796
Series A, 5.0%, 9/1/2034, INS: Build America Mutual	2,205,000	2,502,102
San Marcos, CA, Unified School District, Election of 2010, Series A, 5.0%, 8/1/2038	12,500,000	13,966,500
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Youth Services Campus, Series A, Prerefunded, 5.0%, 7/15/2033	3,500,000	3,701,005
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,224,010
Series A, ETM, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,220,890
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017, INS: NATL	1,005,000	1,027,743
5.5%, 9/1/2018, INS: NATL	1,060,000	1,125,402
5.6%, 9/1/2019, INS: NATL	1,115,000	1,226,913
5.6%, 9/1/2020, INS: NATL	1,180,000	1,334,627
5.65%, 9/1/2024, INS: NATL	1,445,000	1,731,847
5.65%, 9/1/2025, INS: NATL	1,520,000	1,822,845
5.65%, 9/1/2026, INS: NATL	1,605,000	1,940,108
Santa Monica, CA, Community College District, 2008 Election, Series B, 5.0%, 8/1/2044	7,000,000	7,875,910
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,470,079
Southern California, Metropolitan Water District:
Series C, 5.0%, 7/1/2031	5,195,000	5,628,679
Series C, 5.0%, 7/1/2035	3,000,000	3,266,100
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	970,000	1,097,904
Series A, ETM, 5.75%, 7/1/2021	270,000	320,682
Southern California, Public Power Authority Revenue, APEX Power Project:
Series A, 5.0%, 7/1/2036	1,960,000	2,217,897
Series A, 5.0%, 7/1/2037	2,000,000	2,258,940
Series A, 5.0%, 7/1/2038	5,750,000	6,482,320
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: NATL	3,600,000	3,182,400
Torrance, CA, Torrance Memorial Medical Center, Series A, 5.0%, 9/1/2040	2,000,000	2,114,480
University of California, Regents Medical Center, Pooled Revenue:
Series L, 4.0%, 5/15/2037	6,000,000	6,153,360
Series L, 4.0%, 5/15/2038	4,500,000	4,607,910
University of California, State Revenues, Series AM, 5.25%, 5/15/2038	5,000,000	5,819,750
Walnut, CA, Energy Center Authority Revenue, 5.0%, 1/1/2033	2,045,000	2,337,251
West Basin, CA, Municipal Water District Revenue, Series B, 5.0%, 8/1/2036	7,000,000	7,786,870
Yuba, CA, Community College District, Series A, 4.0%, 8/1/2033	6,915,000	7,269,878
		966,984,152
Guam 0.6%
Guam, Government Business Privilege Tax Revenue, Series D, 5.0%, 11/15/2034	5,600,000	5,861,296
Total Municipal Bonds and Notes (Cost $922,656,152)		972,845,448

Underlying Municipal Bonds of Inverse Floaters (b) 2.2%
California
Los Angeles, CA, Department of Water & Power Revenue, Series A, 5.0%, 7/1/2039 (c)	10,000,000	10,659,600
Trust: California, Department of Water & Power Revenue, Series 2016-XM0281, 144A, 16.16%, 7/1/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Wastewater Systems Revenue, Series A, Prerefunded, 5.75%, 6/1/2034 (c)	5,555,000	6,102,667
Los Angeles, CA, Wastewater Systems Revenue, Series A, 5.75%, 6/1/2034 (c)	4,445,000	4,883,233
Trust: Los Angeles, CA, Wastewater Systems Revenue, Series 3371-1, 144A, 19.4%, 1/1/2033, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $19,928,524)		21,645,500

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $942,584,676)†	101.2	994,490,948
Floating Rate Notes (b)	(1.5)	(15,000,000)
Other Assets and Liabilities, Net	0.3	3,059,608
Net Assets	100.0	982,550,556

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of February 28, 2017.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2017.

† The cost for federal income tax purposes was $927,301,942. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $52,189,006. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $63,497,155 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,308,149.

(a) When-issued security.

(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represent leverage to the Fund and is the amount owed to the floating rate note holders.

(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.

GNMA: Government National Mortgage Association

GTY: Guaranty Agreement

INS: Insured

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized, usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (d)	$ —	$ 994,490,948	$ —	$ 994,490,948
Total	$ —	$ 994,490,948	$ —	$ 994,490,948

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of February 28, 2017 (Unaudited)
Assets
Investments in securities, at value (cost $942,584,676)	$ 994,490,948
Cash	2,016,223
Receivable for Fund shares sold	2,824,413
Interest receivable	10,576,241
Other assets	43,569
Total assets	1,009,951,394
Liabilities
Payable for investments purchased — when-issued securities	9,377,730
Payable for Fund shares redeemed	1,406,501
Payable for floating rate notes issued	15,000,000
Distributions payable	586,751
Accrued management fee	241,543
Accrued Trustees' fees	13,588
Other accrued expenses and payables	774,725
Total liabilities	27,400,838
Net assets, at value	$ 982,550,556
Net Assets Consist of
Undistributed net investment income	1,377,600
Net unrealized appreciation (depreciation) on investments	51,906,272
Accumulated net realized gain (loss)	(7,404,278)
Paid-in capital	936,670,962
Net assets, at value	$ 982,550,556
Net Asset Value
Class A Net Asset Value and redemption price per share ($496,047,478 ÷ 66,517,849 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 7.46
Maximum offering price per share (100 ÷ 97.25 of $7.46)	$ 7.67

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($45,330,080 ÷ 6,118,446 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 7.41
Class S Net Asset Value, offering and redemption price per share ($441,172,998 ÷ 59,276,049 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 7.44

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended February 28, 2017 (Unaudited)
Investment Income
Income: Interest	$ 20,811,228
Other income	31,465
Total income	20,842,693
Expenses: Management fee	2,150,206
Administration fee	503,726
Services to shareholders	548,535
Distribution and service fees	834,825
Custodian fee	4,064
Professional fees	79,414
Reports to shareholders	20,839
Registration fees	21,611
Trustees' fees and expenses	16,917
Interest expense and fees on floating rate notes issued	177,758
Other	38,789
Total expenses before expense reductions	4,396,684
Expense reductions	(399,098)
Total expenses after expense reductions	3,997,586
Net investment income	16,845,107
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	9,705,375
Change in net unrealized appreciation (depreciation) on investments	(65,370,064)
Net gain (loss)	(55,664,689)
Net increase (decrease) in net assets resulting from operations	$ (38,819,582)

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows

for the six months ended February 28, 2017 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$ (38,819,582)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) by operating activities: Purchases of long-term investments	(289,052,203)
Net amortization of premium/(accretion of discount)	1,468,426
Proceeds from sales and maturities of long-term investments	382,786,116
(Increase) decrease in interest receivable	1,028,539
(Increase) decrease in other assets	(27,745)
(Increase) decrease in receivable for investments sold	3,194,187
Increase (decrease) in payable for investments purchased — when-issued securities	(4,259,448)
Increase (decrease) in other accrued expenses and payables	(74,987)
Change in unrealized (appreciation) depreciation on investments	65,370,064
Net realized (gain) loss from investments	(9,705,375)
Cash provided by (used in) operating activities	111,907,992
Cash Flows from Financing Activities
Proceeds from shares sold	156,015,509
Cost of shares redeemed	(214,869,499)
Distributions paid (net of reinvestment of distributions)	(2,142,256)
Increase (decrease) in payable for floating rate notes issued	(49,537,999)
Cash provided by (used in) financing activities	(110,534,245)
Increase (decrease) in cash	1,373,747
Cash at beginning of period	642,476
Cash at end of period	$ 2,016,223
Supplemental Disclosure of Non-Cash Financing Activities:
Reinvestment of distributions	$ 14,703,572
Interest expense and fees on floating rate notes issued	$ (177,758)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Operations: Net investment income (loss)	$ 16,845,107	$ 36,960,711
Net realized gain (loss)	9,705,375	4,797,666
Change in net unrealized appreciation (depreciation)	(65,370,064)	24,419,254
Net increase (decrease) in net assets resulting from operations	(38,819,582)	66,177,631
Distributions to shareholders from: Net investment income: Class A	(8,455,604)	(19,142,807)
Class B	—	(227)*
Class C	(607,747)	(1,341,191)
Class S	(7,753,583)	(16,410,875)
Net realized gains: Class A	(13,741)	(221,573)
Class B	—	(4)*
Class C	(1,290)	(19,084)
Class S	(11,467)	(176,135)
Total distributions	(16,843,432)	(37,311,896)
Fund share transactions: Proceeds from shares sold	156,213,102	216,855,101
Reinvestment of distributions	14,703,572	32,498,855
Payments for shares redeemed	(215,689,830)	(191,063,281)
Net increase (decrease) in net assets from Fund share transactions	(44,773,156)	58,290,675
Increase (decrease) in net assets	(100,436,170)	87,156,410
Net assets at beginning of period	1,082,986,726	995,830,316
Net assets at end of period (including undistributed net investment income of $1,377,600 and $1,349,427, respectively)	$ 982,550,556	$ 1,082,986,726

* For the period from September 1, 2015 to February 10, 2016 (see Note A).

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 2/28/17 (Unaudited)	Years Ended August 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 7.87	$ 7.65	$ 7.76	$ 7.15	$ 7.78	$ 7.22
Income (loss) from investment operations: Net investment income[a]	.12	.27	.28	.30	.29	.32
Net realized and unrealized gain (loss)	(.41)	.22	(.11)	.61	(.63)	.56
Total from investment operations	(.29)	.49	.17	.91	(.34)	.88
Less distributions from: Net investment income	(.12)	(.27)	(.28)	(.30)	(.29)	(.32)
Net realized gains	(.00)***	(.00)***	(.00)***	—	—	—
Total distributions	(.12)	(.27)	(.28)	(.30)	(.29)	(.32)
Net asset value, end of period	$ 7.46	$ 7.87	$ 7.65	$ 7.76	$ 7.15	$ 7.78
Total Return (%)[b]	(3.66)c**	6.60[c]	2.39[c]	12.76[c]	(4.54)[c]	12.38
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	496	562	524	504	498	530
Ratio of expenses before expense reductions (including interest expense) (%)[d]	.90*	.92	.90	.93	.91	.91
Ratio of expenses after expense reductions (including interest expense) (%)[d]	.87*	.90	.89	.89	.90	.91
Ratio of expenses after expense reductions (excluding interest expense) (%)	.83*	.84	.84	.83	.84	.83
Ratio of net investment income (%)	3.27*	3.53	3.62	4.03	3.81	4.22
Portfolio turnover rate (%)	28**	21	26	47	37	41

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C	Six Months Ended 2/28/17 (Unaudited)	Years Ended August 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 7.81	$ 7.60	$ 7.70	$ 7.10	$ 7.73	$ 7.18
Income (loss) from investment operations: Net investment income[a]	.09	.21	.22	.24	.24	.26
Net realized and unrealized gain (loss)	(.40)	.21	(.10)	.60	(.64)	.55
Total from investment operations	(.31)	.42	.12	.84	(.40)	.81
Less distributions from: Net investment income	(.09)	(.21)	(.22)	(.24)	(.23)	(.26)
Net realized gains	(.00)***	(.00)***	(.00)***	—	—	—
Total distributions	(.09)	(.21)	(.22)	(.24)	(.23)	(.26)
Net asset value, end of period	$ 7.41	$ 7.81	$ 7.60	$ 7.70	$ 7.10	$ 7.73
Total Return (%)[b,c]	(3.92)**	5.69	1.61	11.99	(5.30)	11.41
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	45	52	45	43	40	42
Ratio of expenses before expense reductions (including interest expense) (%)[d]	1.67*	1.69	1.70	1.70	1.70	1.70
Ratio of expenses after expense reductions (including interest expense) (%)[d]	1.62*	1.65	1.64	1.64	1.65	1.69
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.58*	1.59	1.59	1.58	1.59	1.61
Ratio of net investment income (%)	2.52*	2.77	2.87	3.28	3.06	3.43
Portfolio turnover rate (%)	28**	21	26	47	37	41

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S	Six Months Ended 2/28/17 (Unaudited)	Years Ended August 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 7.85	$ 7.63	$ 7.74	$ 7.13	$ 7.76	$ 7.21
Income (loss) from investment operations: Net investment income[a]	.13	.29	.30	.32	.31	.33
Net realized and unrealized gain (loss)	(.41)	.22	(.11)	.60	(.63)	.55
Total from investment operations	(.28)	.51	.19	.92	(.32)	.88
Less distributions from: Net investment income	(.13)	(.29)	(.30)	(.31)	(.31)	(.33)
Net realized gains	(.00)***	(.00)***	(.00)***	—	—	—
Total distributions	(.13)	(.29)	(.30)	(.31)	(.31)	(.33)
Net asset value, end of period	$ 7.44	$ 7.85	$ 7.63	$ 7.74	$ 7.13	$ 7.76
Total Return (%)[b]	(3.55)**	6.87	2.50	13.22	(4.32)	12.48
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	441	469	427	436	375	399
Ratio of expenses before expense reductions (including interest expense) (%)[c]	.77*	.78	.77	.79	.79	.78
Ratio of expenses after expense reductions (including interest expense) (%)[c]	.62*	.65	.64	.64	.65	.69
Ratio of expenses after expense reductions (excluding interest expense) (%)	.58*	.59	.59	.58	.59	.61
Ratio of net investment income (%)	3.52*	3.77	3.87	4.27	4.06	4.44
Portfolio turnover rate (%)	28**	21	26	47	37	41

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche California Tax-Free Income Fund (the "Fund") is a non-diversified series of Deutsche State Tax-Free Income Series (the "Series"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. Pursuant to applicable provisions of the 1940 Act and rules thereunder, the Fund's diversification sub-classification changed from non-diversified to diversified.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares automatically converted to Class A shares on February 10, 2016 and are no longer offered. Class B shares were not subject to an initial sales charge and were subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose trust (the "TOB Trust"). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond's par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.

By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption "Payable for floating rate notes issued" in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in "Interest expense" in the Statement of Operations. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended February 28, 2017 was approximately $27,414,000, with a weighted average interest rate of 1.30%.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund's inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund's control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

The final rules implementing Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Volcker Rule") preclude banking entities from sponsoring and/or providing services to existing TOB Trusts. In response to these rules, investment market participants have developed and are developing new TOB Trust structures that are designed to ensure that banking entities do not sponsor TOB Trusts in violation of the Volcker Rule. The Fund currently participates in a number of pre-2014 TOB Trusts (each, a "Legacy TOB Trust") that will need to be restructured to conform to Volcker Rule requirements by the applicable compliance date, currently expected to be July 17, 2017, or unwound. Any new TOB Trust structures must currently comply with the Volcker Rule. Accordingly, to the extent the Fund wishes to restructure a Legacy TOB Trust or create a new TOB Trust, it must do so in a Volcker-compliant manner. A Volcker-compliant TOB Trust structure is substantially similar to traditional TOB Trust structures. The ultimate impact of the new rules on the inverse floater market and the municipal market generally is not yet certain. Such changes could make early unwinds of TOB Trusts more likely in adverse market scenarios, may make the use of TOB Trusts more expensive, and may make it more difficult to use TOB Trusts in general. The new rules may also expose the Fund to additional risks, including, but not limited to, compliance, securities law and operational risks.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2016, the Fund had a net tax basis capital loss carryforward of approximately $17,169,000, including $1,359,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2019, the expiration date, whichever occurs first; and approximately $15,810,000 of post-enactment short-term losses, which may be applied against realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of August 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in inverse floaters transactions and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Series arising in connection with a specific fund are allocated to that fund. Other Series expenses which cannot be directly attributed to a fund are apportioned among the funds in the Series based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund's custodian bank at February 28, 2017.

B. Purchases and Sales of Securities

During the six months ended February 28, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $289,052,203 and $382,786,116, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement, the Fund pays a monthly management fee, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund's average daily net assets	.45%
Next $750 million of such net assets	.42%
Next $1.5 billion of such net assets	.40%
Next $2.5 billion of such net assets	.38%
Next $2.5 billion of such net assets	.35%
Next $2.5 billion of such net assets	.33%
Next $2.5 billion of such net assets	.31%
Over $12.5 billion of such net assets	.30%

Accordingly, for the six months ended February 28, 2017, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.43% of the Fund's average daily net assets.

For the period from September 1, 2016 through September 30, 2016, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.84%
Class C	1.59%
Class S	.59%

Effective October 1, 2016 through November 30, 2017, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.83%
Class C	1.58%
Class S	.58%

For the six months ended February 28, 2017, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 64,186
Class C	12,494
Class S	322,418
$ 399,098

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2017, the Administration Fee was $503,726, of which $75,359 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended February 28, 2017, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at February 28, 2017
Class A	$ 19,416	$ 10,084
Class C	1,064	554
Class S	18,106	9,277
	$ 38,586	$ 19,915

Distribution and Service Fees. Under the Fund's Class C 12b-1 Plan, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares, respectively. For the six months ended February 28, 2017, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at February 28, 2017
Class C	$ 181,326	$ 26,464

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2017, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at February 28, 2017	Annualized Rate
Class A	$ 593,429	$ 282,232.23%
Class C	60,070	28,582.25%
	$ 653,499	$ 310,814

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2017, aggregated $4,967.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended February 28, 2017, the CDSC for Class C shares aggregated $926. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A. For the six months ended February 28, 2017, DDI received $50,230 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended February 28, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $9,172, of which $5,820 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers or common trustees. During the six months ended February 28, 2017, the Fund engaged in securities purchases of $87,759,000 and securities sales of $79,069,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 28, 2017.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2017		Year Ended August 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	3,385,509	$ 25,656,623	10,661,799	$ 82,941,231
Class C	391,103	2,932,045	1,656,023	12,804,662
Class S	17,183,416	127,624,434	15,611,923	121,109,208
		$ 156,213,102		$ 216,855,101
Shares issued to shareholders in reinvestment of distributions
Class A	989,378	$ 7,453,509	2,210,355	$ 17,173,434
Class B	—	—	37*	231*
Class C	69,009	516,391	145,160	1,120,634
Class S	895,746	6,733,672	1,831,500	14,204,556
		$ 14,703,572		$ 32,498,855
Shares redeemed
Class A	(9,314,932)	$ (70,270,861)	(9,920,029)	$ (77,163,114)
Class B	—	—	(15,622)*	(119,474)*
Class C	(1,010,382)	(7,518,155)	(1,070,185)	(8,269,649)
Class S	(18,517,841)	(137,900,814)	(13,648,000)	(105,511,044)
		$ (215,689,830)		$ (191,063,281)
Net increase (decrease)
Class A	(4,940,045)	$ (37,160,729)	2,952,125	$ 22,951,551
Class B	—	—	(15,585)*	(119,243)*
Class C	(550,270)	(4,069,719)	730,998	5,655,647
Class S	(438,679)	(3,542,708)	3,795,423	29,802,720
		$ (44,773,156)		$ 58,290,675

* For the period from September 1, 2015 to February 10, 2016 (see Note A).

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2016 to February 28, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2017 (Unaudited)
Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/17	$ 963.40	$ 960.80	$ 964.50
Expenses Paid per $1,000*	$ 4.24	$ 7.88	$ 3.02
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/17	$ 1,020.48	$ 1,016.76	$ 1,021.72
Expenses Paid per $1,000*	$ 4.36	$ 8.10	$ 3.11

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S
Deutsche California Tax-Free Income Fund†	.87%	1.62%	.62%

† Includes interest expense and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities of 0.04% for each class.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche California Tax-Free Income Fund’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, the Fund’s performance (Class A shares) was in the 4th quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2015. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and factors being taken to improve performance. The Board considered DIMA’s statements that the Fund had a lower risk profile than many of its peers. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2015, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Broadridge Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

	Class A	Class C	Class S
Nasdaq Symbol	KCTAX	KCTCX	SDCSX
CUSIP Number	25158X 104	25158X 302	25158X 401
Fund Number	9	309	2409

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 09/2016

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche California Tax-Free Income Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	4/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	4/28/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	4/28/2017